UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     General Atlantic Partners, LLC
Address:  3 Pickwick Plaza
          Greenwich CT  06830

Form 13F File Number: 28-03473

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Murphy
Title:     Chief Financial Officer
Phone:     203-629-8600

Signature, Place, and Date of Signing:

    /s/ Thomas J. Murphy                Greenwich, CT          November 10, 1999
-------------------------------  ----------------------------  -----------------
         (Signature)                    (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                         ------------------
Form 13F Information Table Entry Total:         34
                                         ------------------
Form 13F Information Table Value Total:   $ 2,632,312,554
                                         ------------------

List of Other Included Managers: NONE
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Page   3   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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
                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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
Atlantic Data                  Com           048523104   11,058,285    3,104,080  x/                             x/
Services, Inc.
Atlantic Data                  Com           048523104       74,813       21,000                  x/                           x/
Services, Inc.
Baan Co NV                     Com             N08044    91,976,052    6,343,176  x/                             x/
                                                104
Baan Co NV                     Com             N08044     4,570,922      315,236                  x/                           x/
                                                104
BindView                       Com             090327    19,840,688    1,007,781  x/                             x/
                                                107
BindView                       Com             090327     4,855,942      246,651                  x/                           x/
                                                107
Brigham Exploration            Com             109178     6,196,154    2,679,418  x/                             x/
Company                                         103
Brigham Exploration            Com             109178       295,364      127,725                  x/                           x/
Company                                         103
Computer Learning              Com             205199     4,430,907    1,201,602  x/                             x/
Ctrs Inc.                                       102
Computer Learning              Com             205199        98,589       26,736                  x/                           x/
Ctrs Inc.                                       102
E* Trade Group, Inc.           Com             269246   159,030,093    6,767,238  x/                             x/
                                                104
E* Trade Group, Inc.           Com             269246    22,217,887      945,442                  x/                           x/
                                                104
Eclipsys                       Com             278856    81,916,929    5,698,569  x/                             x/
                                                109
Eclipsys                       Com             278856    16,096,263    1,119,740                  x/                           x/
                                                109
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COLUMN TOTALS                                           422,658,888
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Page   4   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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
                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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
GT Interactive                 Com            36236E     19,706,752    6,780,818  x/                             x/
Software Corp                                  109
GT Interactive                 Com            36236E      1,882,398      647,707                  x/                           x/
Software Corp                                  109
LHS Group Inc.                 Com            501938    205,530,770    6,981,937  x/                             x/
                                               104
LHS Group Inc.                 Com            501938     34,718,764    1,179,406                  x/                           x/
                                               104
Manugistics Group              Com            565011     20,962,379    1,996,417  x/                             x/
Inc.                                           103
Manugistics Group              Com            565011      4,039,676      384,731                  x/                           x/
Inc.                                           103
Mapics, Inc.                   Com            564910     11,397,044    1,311,890  x/                             x/
                                               107
Mapics, Inc.                   Com            564910      1,634,293      188,120                  x/                           x/
                                               107
Priceline.Com                  Com            741503  1,281,295,596   19,865,048  x/                             x/
Incorporated                                   106
Priceline.Com                  Com            741503    362,927,697    5,626,786                  x/                           x/
Incorporated                                   106
ProBusiness Services,          Com            742674     49,745,867    1,851,009  x/                             x/
Inc.                                           104
ProBusiness Services,          Com            742674      8,685,731      323,190                  x/                           x/
Inc.                                           104
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COLUMN TOTAL                                          2,002,526,967
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Page   5   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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
Proxicom                       Com            74428      86,039,051    3,292,809  x/                             x/
                                               2104
Proxicom                       Com            74428      15,159,632      624,855                  x/                           x/
                                               2104
Quintiles                      Com            748767     53,638,075    2,818,421  x/                             x/
Transnational Corp.                            100
Quintiles                      Com            748767      8,495,131      446,378                  x/                           x/
Transnational Corp.                            100
SS&C Technologies              Com            85227Q     13,084,918    2,379,076  x/                             x/
Inc.                                           100
SS&C Technologies              Com            85227Q      1,188,352      216,064                  x/                           x/
Inc.                                           100
Sterling Software              Com            859547     28,290,680    1,414,534  x/                             x/
                                               101
Sterling Software              Com            859547      1,230,860       61,543                  x/                           x/
                                               101
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COLUMN TOTALS                                           207,126,699
TOTAL FROM ALL PAGES:                                 2,632,312,554
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